Prepaid expenses and other current assets (Tables)	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Prepaid expenses	$467,068	$41,105
Security deposits	150,000	300,000
Prepaid income sharing	55,470	-
VAT receivables	815	-
Prepaid expenses and other current assets	$673,353	$341,105